Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jun. 30, 2015
Registrant Name	MFS SERIES TRUST XVI
Central Index Key	0000063067
Amendment Flag	false
Document Creation Date	Oct. 27, 2015
Document Effective Date	Oct. 28, 2015
Prospectus Date	Oct. 28, 2015
MFS® Global Multi-Asset Fund | A
Prospectus:
Trading Symbol	GLMAX
MFS® Global Multi-Asset Fund | B
Prospectus:
Trading Symbol	GLMBX
MFS® Global Multi-Asset Fund | C
Prospectus:
Trading Symbol	GLMCX
MFS® Global Multi-Asset Fund | I
Prospectus:
Trading Symbol	GLMIX
MFS® Global Multi-Asset Fund | R1
Prospectus:
Trading Symbol	GLMRX
MFS® Global Multi-Asset Fund | R2
Prospectus:
Trading Symbol	GLMSX
MFS® Global Multi-Asset Fund | R3
Prospectus:
Trading Symbol	GLMTX
MFS® Global Multi-Asset Fund | R4
Prospectus:
Trading Symbol	GLMUX
MFS® Global Multi-Asset Fund | R5
Prospectus:
Trading Symbol	GLMVX